ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Florida Canyon Gold Inc. [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of allocation of the purchase consideration [Table Text Block]
Purchase price
65,213,010 Common shares issued to FCGI shareholders[1]	$72,652
92,301 Integra options in exchange for FCGI stock options[2]	17
$72,669

1. The fair value of the common shares issued to FCGI shareholders was determined using the Company’s share price of CA$1.55 ($1.11) per share on the Closing Date.

2. The fair value of the replacement options was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of $2.24 Integra share price of $1.11, expected life of 2.25, expected volatility of 60%, dividend yield of nil%, and risk-free interest rate of 3.08%.

Net assets acquired
Cash and cash equivalents	$21,655
Trade and other receivables	4,592
Inventories	62,430
Restricted cash and reclamation deposits	14,905
Mineral properties, plant and equipment, including right-of-use assets	40,584
Deferred tax assets	1,017
Other assets	3,155
Accounts payable and accrued liabilities	(17,453)
Current income tax liabilities	(4,912)
Lease liabilities	(9,196)
Reclamation and remediation liabilities	(29,817)
Other liabilities	(110)
Fair value of net assets acquired	$86,850

Millennial Precious Metals Corp. [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of allocation of the purchase consideration [Table Text Block]
Purchase price
Issuance of 16,872,050 shares of Integra to MPM's shareholders	$22,698
Issuance of 764,704 options of Integra to MPM's option holders	31
Fair value of MPM warrants assumed by Integra	45
Transaction costs	1,223
$23,997

Net assets acquired
Cash	324
Receivables	104
Prepaid	19
Restricted cash	155
Security and reclamation deposits	45
Lease receivable	209
Right of use assets	377
Property, plant and equipment	264
Exploration and evaluation assets	24,484
Accounts payable and accrued liabilities	(1,328)
Lease liability	(542)
Provision for site reclamation and remediation	(114)
Fair value of net assets acquired	$23,997